SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended
Jan. 20, 2022 USD ($)
Subsequent Event [Member] | Mr.How Kok Choong [Member] | Share Forfeiture Agreement [Member]
Subsequent Event [Line Items]
Company share forfeiture	$ 215,008,035